Loans, Impaired Loans, and Allowance For Credit Losses - Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 743,255	$ 704,673
Financial assets at fair value through other comprehensive income	103,285	111,104
Customers' liability under acceptances	14,941	13,494
Allowance for loan losses	8,289	4,447
Acquired credit-impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	232	313
Allowance for loan losses	10	12
Business and government and Residential Mortgage [member]
Disclosure of detailed information about financial instruments [line items]
Trading loans at fair value	13,000	12,000
Non-trading loans at fair value	4,000	2,000
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	185,460	180,334
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	273,242	252,135
Business and government [member] | Non investment grade or lower risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	27,000	26,000
Business and government and Residential Mortgage [member] | Insured [member] | Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	86,000	88,000
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	3,000	2,000
Customers' liability under acceptances	15,000	13,000
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	603,775	562,344
Off-balance sheet credit risks [member] | Retail exposures [member] | Personal lines of credit and credit card lines cancellable and bank's discretion [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	321,000	311,000
Undrawn component of uncommitted credit and liquidity commitments [member] | Off-balance sheet credit risks [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	43,000	41,000
Canadian Government Insured [member] | Consumer instalment and other personal [member] | Real estate secured personal lending [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,000	13,000
Impaired loans [member] | Business and government and Residential Mortgage [member] | With no allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 111	$ 127